RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2015
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

3. RELATED PARTY TRANSACTIONS

Related party payables

During the nine months ended September 30, 2015, the Company’s CFO advanced the Company $156,695 to fund the operations of the Company, the Company paid $34,500 in cash, leaving $122,195 payable as of September 30, 2015.

During the nine months ended September 30, 2015, the Company’s Chairman advanced the Company $47,829 to fund the operations of the Company, all of which was repaid in full as at September 30, 2015.

At September 30, 2015, the Company owes a related party entity $39,185 for marketing services provided to the Company during the nine months ended September 30, 2015.  The service fee was $188,147, of which the Company paid $148,962 in cash. The entity is 71% owed by a Director of the Company and 8% owned by the CFO of the Company.

Related party notes payable

At September 30, 2015 and December 31, 2014, the Company owed its Chairman and former CEO $6,300 and $190,250, respectively, for loans provided to the Company by the Chairman. The loans bear interest at 1% per annum. During the nine month period ended September 30, 2015, the Company received $85,300 from its Chairman. During the nine months ended September 30, 2015, the Company repaid a total of $269,250 of the outstanding loans.

At September 30, 2015 and December 31, 2014, the Company owed its CFO $2,000 and $40,000, respectively, for loans provided to the Company by the CFO. The loans bear interest at 1% per annum. On February 2, 2015, an aggregate of $40,000 of related party notes payable and $143 of interest was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 573,471 shares of common stock to Mr. Rountree. During the nine month period ended September 30, 2015, the Company received a further $12,000 in loans from its CFO of which $10,000 has been repaid.

At September 30, 2015 and December 31, 2014, the Company owed a Director of the Company $115,158 and $275,000, respectively, for loans provided to the Company by the Director. The amounts owed to the Director are past due and in default as at September 30, 2015. The loans bear interest at 1% per annum.

At September 30, 2015 and December 31, 2014, the Company owed $0 and $50,000 to a relative of an executive of the Company. The loans bear interest at 1% per annum. The amounts was assigned to a third party and exchanged for convertible notes. No gain or loss was recorded on the debt extinguishment.